Pension Plans And Other Post-Retirement Benefits (Schedule Of Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 244,897	$ 232,347	$ 190,084
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	198,977	195,808
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	45,920	36,539
Pension Benefits [Member] | Common stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	151,402	149,456
Pension Benefits [Member] | Common stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	151,402	149,456
Pension Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,168	2,215
Pension Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,168	2,215
Pension Benefits [Member] | International equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	14,584	16,256
Pension Benefits [Member] | International equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	14,584	16,256
Pension Benefits [Member] | US Treasury and government agency bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	25,150	24,750
Pension Benefits [Member] | US Treasury and government agency bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	25,150	24,750
Pension Benefits [Member] | Corporate and foreign bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	13,716	6,459
Pension Benefits [Member] | Corporate and foreign bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	13,716	6,459
Pension Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	21,405	24,640
Pension Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	21,405	24,640
Pension Benefits [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,215	1,950
Pension Benefits [Member] | Real estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,215	1,950
Pension Benefits [Member] | Commodity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,203	1,291
Pension Benefits [Member] | Commodity funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,203	1,291
Pension Benefits [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	7,054	5,330
Pension Benefits [Member] | Cash And Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	7,054	5,330
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	43,326	40,840	34,054
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	27,942	27,404
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	15,384	13,436
Other Postretirement Benefits [Member] | Common stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,265	12,811
Other Postretirement Benefits [Member] | Common stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,265	12,811
Other Postretirement Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,582	10,977
Other Postretirement Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,582	10,977
Other Postretirement Benefits [Member] | International equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,482	2,061
Other Postretirement Benefits [Member] | International equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,482	2,061
Other Postretirement Benefits [Member] | US Treasury and government agency bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,678	4,679
Other Postretirement Benefits [Member] | US Treasury and government agency bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,678	4,679
Other Postretirement Benefits [Member] | Corporate and foreign bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,822	3,933
Other Postretirement Benefits [Member] | Corporate and foreign bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,822	3,933
Other Postretirement Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,409	1,393
Other Postretirement Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,409	1,393
Other Postretirement Benefits [Member] | Alternative investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	204	162
Other Postretirement Benefits [Member] | Alternative investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	204	162
Other Postretirement Benefits [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,884	4,824
Other Postretirement Benefits [Member] | Cash And Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 5,884	$ 4,824